SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, SR Warrants (Details) - Non-brokered private placement, 2021	12 Months Ended
Jan. 31, 2022 $ / shares
Expected life of warrants	2 years
Risk-Free Interest Rate	1.04%
Annualized volatility	265.00%
Fair Value at the date of transaction	$ 0.43